Income Taxes - Reconciliation of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 18,649	$ 37,100
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Gross unrecognized tax benefit, end of year	9,653	9,143	$ 8,770
Gross increases to tax positions for prior periods	438	20	257
Gross decreases to tax positions for prior periods	(6,210)	(70)	(482)
Gross increases to tax positions for current period	13,543	560	598
Gross unrecognized tax benefit, beginning of year	$ 17,424	$ 9,653	$ 9,143